Provisions - Summary of Provisions (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Provisions [abstract]
Provision for bonuses	€ 3,437	€ 0
Total	€ 3,437	€ 0